INTANGIBLE ASSETS	6 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6. INTANGIBLE ASSETS

On May 23, 2025, the Company entered into a Co-Development Agreement with Alan to AI Consultancy Co. Limited (“the Contractor”) for the co-development of the OFA TransBIM system. This system is an AI software designed for architecture design and automated generation of structural and MEP (Mechanical, Electrical, and Plumbing) construction drawings. Under the agreement, while the core TransBIM system intellectual property (IP) initially remains with the Contractor, the Company secures a perpetual, irrevocable, worldwide, royalty-free license to use, modify, and distribute the software, including access to its source code. Crucially, the Company holds exclusive rights for the use, management, and operation of the system in North America and Hong Kong for five years from final completion, after which the license becomes non-exclusive globally. Furthermore, the Company has an option, exercisable within three years of final completion, to either purchase the IP rights for the North American and Hong Kong version of the system or acquire equity in the Contractor (“the Option”). All development fees paid by the Company will be converted towards the acquisition cost if this option is exercised. The total contractual consideration for the acquisition was $14,993,500. Due to foreign currency translation at the applicable exchange rate on the reporting date, as further detailed in Note 2 (Foreign Currency Translation), the recorded amount in the financial statements is $15,101,651. As of September 30, 2025, $3,473,227 (HK$27,029,002) remained unpaid and is recorded within accrued liabilities on the consolidated balance sheet. The Company has no plans to exercise the Option.

Intangible assets consisted of the following at each balance sheet date:

	Estimated Useful Life (years)	September 30, 2025	March 31, 2025
Artificial intelligence software	5	$15,101,651	$-
Accumulated amortization		-	-
Net book value		$15,101,651	$-

Amortization of the intangible asset during the six months ended September 30, 2025 and 2024, was nil respectively.

The future amortization of the intangible asset is as follows:

Calendar Year	Amount
2025	$2,265,248
2026	3,020,330
2027	3,020,330
2028	3,020,330
2029	3,020,330
2030	755,083
Total Intangible Asset Amortization	$15,101,651